OTHER NOTES TO THE ACCOUNTS (Tables)	12 Months Ended
Dec. 31, 2022
OTHER NOTES TO THE ACCOUNTS
Schedule of remuneration of executive officers (including Non-Executive Directors)

	2022	2021	2020
	$ million	$ million	$ million
Short-term employee benefits	17	16	12
Share-based payments expense	10	7	5
Pension and post-employment benefit entitlements	2	1	2
	29	24	19